RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Significant Related Party Transactions
During the years ended December 31, 2025, 2024 and 2023, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2025	2024	2023
Transactions with affiliated companies
Melco International and its subsidiaries	Revenues and income (services provided by the Company):
	Shared service fee income for corporate office	$1,770	$1,704	$2,198
	Loan interest income	—	—	1,238
	Costs and expenses (services provided to the Company):
	Management fee expenses (1)	2,036	2,294	2,182
	Trademark license fees (2)	32,671	5,978	—
Irad Imaging and Diagnostic Medical Center Ltd. (“iRad”) (3)	Revenues (services provided by the Company):
	Mall and sales-type lease income	358	—	—
	Costs and expenses (services provided to the Company):
	Purchase of goods and services	174	—	—

(1)
The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of
Melco Resorts’ Chief Executive Officer.

(2)
The amount represents the fees to use certain licensed marks granted by Melco International, as licensor, to the Company in the territories as defined in the trademark license agreement with a term of 10 years commenced on January 1, 2024 and the trademark license fees are payable at a percentage of the gross revenues of City of Dreams as agreed from time to time between both parties.

(3)
The Company entered into an operating agreement (the “Studio City Operating Agreement”) with iRad, an affiliated
company of Mr. Lawrence Yau Lung Ho (“Mr. Ho”),
Melco Resorts’
Chief Executive Officer, to grant iRad the right to operate a private hospital focused on imaging and diagnostic medical services at Studio City and to utilize certain medical equipment for the operation of iRad at Studio City (the “Equipment”), for an initial period commencing from October 1, 2025 and ending on November 30, 2034, with an option to renew for two further periods of five years each by mutual agreement. As of December 31, 2025, a security deposit of
MOP
15,652
(equivalent to $
1,953
)

received
f
rom iRad pursuant to the Studio City Operating Agreement, of which MOP
3,679
(equivalent to $
459
) was included in
 accrued
expenses and other current
liabilities
 and MOP
11,973
(equivalent to $
1,494
) was included in

other
long-term
liabilities
in the accompanying consolidated balance sheets.

Summary of Receivables from Affiliated Companies
(a)	Receivables from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses on behalf of the affiliated companies as of December 31, 2025 and 2024 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2025	2024
Melco International and its subsidiaries and joint venture	$364	$2,357
iRad	450	—
Other	73	65

	$887	$2,422

Summary of Payables to Affiliated Companies
(b)	Payables to Affiliated Companies
The outstanding balances mainly arising from operating expenses and expenses paid by
affiliated companies on behalf of the Company
as
of December 31, 2025 and 2024, are unsecured,
non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2025	2024
Melco International and its subsidiaries	$669	$39
iRad	50	—

	$719	$39